Other Assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
OTHER ASSETS

7. OTHER ASSETS

Other assets consisted of the following:

	December 31, 2021	December 31, 2020
Receivable from payment processor – Debit card collections	$16,681	$5,600
Receivable from payment processor – Other	3,156	1,936
Prepaid expenses	8,836	1,591
Other	5,757	2,580
Total other assets	$34,430	$11,707